Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000019029 | Welltower, Inc. REITFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000019029 | Prologis, Inc. REITFR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000019029 | Simon Property Group, Inc. REITFR_828806109
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000019029 | Equinix, Inc. REITFR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000019029 | Realty Income Corp. REITFR_756109104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000019029 | Digital Realty Trust, Inc. REITFR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000019029 | Public Storage REITFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000019029 | Ventas, Inc. REITFR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000019029 | Extra Space Storage, Inc. REITFR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019029 | AvalonBay Communities, Inc. REITFR_053484101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019029 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000019029 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000019029 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000019029 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000019029 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000019029 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000019029 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019029 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019026 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000019026 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000019026 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019026 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019026 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019026 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019026 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019026 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019026 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019026 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019026 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000019026 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000019026 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000019026 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000019026 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019026 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019026 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019026 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019026 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019026 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000019039 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019039 | Carpenter Technology Corp.FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019039 | MKS, Inc.FR_55306N104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019039 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019039 | nVent Electric PLCFR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019039 | Entegris, Inc.FR_29362U104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019039 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019039 | Illumina, Inc.FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019039 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019039 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019039 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000019039 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000019039 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019039 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000019039 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000019039 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000019039 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019039 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019039 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019039 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019036 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000019036 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000019036 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019036 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019036 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019036 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019036 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019036 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019036 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019036 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019036 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000019036 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000019036 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000019036 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000019036 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019036 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019036 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019036 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019036 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019036 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000128125 | FormFactor, Inc.FR_346375108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000128125 | Viasat, Inc.FR_92552V100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000128125 | Molina Healthcare, Inc.FR_60855R100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | Argan, Inc.FR_04010E109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | BrightSpring Health Services, Inc.FR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | Element Solutions, Inc.FR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | MaxLinear, Inc.FR_57776J100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | Krystal Biotech, Inc.FR_501147102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128125 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128125 | Match Group, Inc.FR_57667L107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128125 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000128125 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000128125 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000128125 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128125 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000128125 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000128125 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000128125 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128125 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000128125 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244514 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000244514 | Verizon Communications, Inc.FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244514 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244514 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244514 | QUALCOMM, Inc.FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244514 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244514 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244514 | Corning, Inc.FR_219350105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244514 | Comcast Corp.FR_20030N101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244514 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244514 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000244514 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000244514 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244514 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244514 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244514 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244514 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000244514 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000244514 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000244514 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220766 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000220766 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000220766 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220766 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220766 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220766 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220766 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220766 | Applied Materials, Inc.FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220766 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220766 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220766 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000220766 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000220766 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000220766 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220766 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220766 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220766 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220766 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220766 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220766 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027707 | Owens CorningFR_690742101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000027707 | Advanced Drainage Systems, Inc.FR_00790R104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027707 | KB HomeFR_48666K109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027707 | Builders FirstSource, Inc.FR_12008R107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027707 | Meritage Homes Corp.FR_59001A102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027707 | Toll Brothers, Inc.FR_889478103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027707 | Installed Building Products, Inc.FR_45780R101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027707 | PulteGroup, Inc.FR_745867101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027707 | Masco Corp.FR_574599106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027707 | Somnigroup International, Inc.FR_88023U101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027707 | Homebuilding
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000027707 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000027707 | Home Improvement Retail
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000027707 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027707 | Homefurnishing Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000123372 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123372 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000123372 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000123372 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000123372 | Duke Energy Corp.FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000123372 | Public Service Enterprise Group, Inc.FR_744573106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000123372 | Southern Co.FR_842587107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000123372 | Consolidated Edison, Inc.FR_209115104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123372 | Coca-Cola Co.FR_191216100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123372 | DTE Energy Co.FR_233331107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000123372 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000123372 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000123372 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000123372 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000123372 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000123372 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000123372 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000123372 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000123372 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123372 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000123373 | Horace Mann Educators Corp.FR_440327104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000123373 | Phillips Edison & Co., Inc.FR_71844V201
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000123373 | City Holding Co.FR_177835105
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000123373 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000123373 | Vishay Precision Group, Inc.FR_92835K103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000123373 | American States Water Co.FR_029899101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000123373 | Atlanta Braves Holdings, Inc.FR_047726302
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000123373 | Landstar System, Inc.FR_515098101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000123373 | Selective Insurance Group, Inc.FR_816300107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000123373 | McGrath RentCorpFR_580589109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000123373 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000123373 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000123373 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000123373 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000123373 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000123373 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000123373 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123373 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000123373 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000123373 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019037 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000019037 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000019037 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000019037 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019037 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000019037 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000019037 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000019037 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019037 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019037 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000019037 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000019037 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000019037 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000019037 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000019037 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019037 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019037 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019037 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019037 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019037 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000160602 | Simon Property Group, Inc. REITFR_828806109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000160602 | Iron Mountain, Inc. REITFR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000160602 | Franklin Resources, Inc.FR_354613101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000160602 | CVS Health Corp.FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | Host Hotels & Resorts, Inc. REITFR_44107P104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | Edison InternationalFR_281020107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | Target Corp.FR_87612E106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | APA Corp.FR_03743Q108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | Viatris, Inc.FR_92556V106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | Kimco Realty Corp. REITFR_49446R109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000160602 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000160602 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000160602 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000160602 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000160602 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000160602 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000160602 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000160602 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000160602 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000160602 | IndustryContainers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019038 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000019038 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019038 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019038 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019038 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019038 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019038 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019038 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019038 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019038 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019038 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000019038 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000019038 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000019038 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019038 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019038 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000019038 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000019038 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019038 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019038 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000162942 | Comcast Corp.FR_20030N101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162942 | Allstate Corp.FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000162942 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000162942 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000162942 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000162942 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000162942 | Cincinnati Financial Corp.FR_172062101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000162942 | Travelers Cos., Inc.FR_89417E109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000162942 | Hartford Insurance Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162942 | Kroger Co.FR_501044101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162942 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000162942 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000162942 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000162942 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000162942 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000162942 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000162942 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000162942 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000162942 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000162942 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000162941 | Edison InternationalFR_281020107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000162941 | Allstate Corp.FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | Anglogold Ashanti PLCFR_G0378L100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162941 | Delta Air Lines, Inc.FR_247361702
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | Archer-Daniels-Midland Co.FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | Expedia Group, Inc.FR_30212P303
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000162941 | CF Industries Holdings, Inc.FR_125269100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000162941 | Zoom Communications, Inc.FR_98980L101
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000162941 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000162941 | Humana, Inc.FR_444859102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000162941 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000162941 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000162941 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000162941 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000162941 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000162941 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000162941 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000162941 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000162941 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162941 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000162940 | Comcast Corp.FR_20030N101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000162940 | Allstate Corp.FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000162940 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162940 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000162940 | Anglogold Ashanti PLCFR_G0378L100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000162940 | United Parcel Service, Inc.FR_911312106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000162940 | ONEOK, Inc.FR_682680103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000162940 | EOG Resources, Inc.FR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000162940 | Accenture PLCFR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162940 | Altria Group, Inc.FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000162940 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162940 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000162940 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000162940 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000162940 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162940 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000162940 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000162940 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000162940 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000162940 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000104493 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000104493 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000104493 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000104493 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000104493 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000104493 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104493 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000104493 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000104493 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104493 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000104493 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000104493 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000104493 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000104493 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000104493 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104493 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000104493 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000104493 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000104493 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000104493 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000104492 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000104492 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000104492 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000104492 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000104492 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104492 | Verizon Communications, Inc.FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104492 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000104492 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104492 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000104492 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104492 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000104492 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104492 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104492 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000104492 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000104492 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000104492 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000104492 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000104492 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000104492 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000019040 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019040 | Carpenter Technology Corp.FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019040 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019040 | nVent Electric PLCFR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019040 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019040 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019040 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019040 | MasTec, Inc.FR_576323109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019040 | Woodward, Inc.FR_980745103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019040 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019040 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000019040 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000019040 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000019040 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000019040 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000019040 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000019040 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000019040 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019040 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019040 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019041 | Entegris, Inc.FR_29362U104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019041 | Toll Brothers, Inc.FR_889478103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019041 | U.S. Foods Holding Corp.FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019041 | TD SYNNEX Corp.FR_87162W100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019041 | Reliance, Inc.FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019041 | Performance Food Group Co.FR_71377A103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019041 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019041 | Annaly Capital Management, Inc.FR_035710839
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019041 | Regal Rexnord Corp.FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019041 | Pinnacle Financial Partners, Inc.FR_72348N109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019041 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019041 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000019041 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000019041 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000019041 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019041 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000019041 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000019041 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019041 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019041 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019043 | FormFactor, Inc.FR_346375108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019043 | Viasat, Inc.FR_92552V100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019043 | Argan, Inc.FR_04010E109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019043 | BrightSpring Health Services, Inc.FR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019043 | Krystal Biotech, Inc.FR_501147102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019043 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019043 | Alkermes PLCFR_G01767105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019043 | Everus Construction Group, Inc.FR_300426103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019043 | StoneX Group, Inc.FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019043 | Corcept Therapeutics, Inc.FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019043 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000019043 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000019043 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000019043 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019043 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000019043 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000019043 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019043 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000019043 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000019043 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019027 | Molina Healthcare, Inc.FR_60855R100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019027 | Match Group, Inc.FR_57667L107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019027 | Eastman Chemical Co.FR_277432100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019027 | CarMax, Inc.FR_143130102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019027 | Jackson Financial, Inc.FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019027 | Kulicke & Soffa Industries, Inc.FR_501242101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019027 | Pool Corp.FR_73278L105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019027 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019027 | Victoria's Secret & Co.FR_926400102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019027 | Vishay Intertechnology, Inc.FR_928298108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019027 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000019027 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000019027 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019027 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000019027 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019027 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019027 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019027 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000019027 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019027 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033534 | Carpenter Technology Corp.FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033534 | Woodward, Inc.FR_980745103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033534 | VSE Corp.FR_918284100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033534 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033534 | StandardAero, Inc.FR_85423L103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033534 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033534 | General Electric Co.FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033534 | HEICO Corp.FR_422806109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033534 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033534 | TransDigm Group, Inc.FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033534 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000019030 | Rocket Cos., Inc.FR_77311W101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019030 | Nicolet Bankshares, Inc.FR_65406E102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019030 | Bancorp, Inc.FR_05969A105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019030 | NMI Holdings, Inc.FR_629209305
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019030 | Axos Financial, Inc.FR_05465C100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019030 | MGIC Investment Corp.FR_552848103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019030 | Essent Group Ltd.FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019030 | Atlantic Union Bankshares Corp.FR_04911A107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019030 | WesBanco, Inc.FR_950810101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019030 | PennyMac Financial Services, Inc.FR_70932M107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019030 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	86.00%
C000019030 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000019030 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027706 | Apogee Therapeutics, Inc.FR_03770N101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027706 | Moderna, Inc.FR_60770K107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027706 | Twist Bioscience Corp.FR_90184D100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027706 | Oruka Therapeutics, Inc.FR_687604108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027706 | Kymera Therapeutics, Inc.FR_501575104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027706 | Viking Therapeutics, Inc.FR_92686J106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027706 | Praxis Precision Medicines, Inc.FR_74006W207
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027706 | Erasca, Inc.FR_29479A108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027706 | Revolution Medicines, Inc.FR_76155X100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027706 | Rhythm Pharmaceuticals, Inc.FR_76243J105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027706 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000019034 | Verizon Communications, Inc.FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019034 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019034 | QUALCOMM, Inc.FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019034 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019034 | Edison InternationalFR_281020107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019034 | Target Corp.FR_87612E106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019034 | Kenvue, Inc.FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019034 | Kimberly-Clark Corp.FR_494368103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019034 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019034 | Automatic Data Processing, Inc.FR_053015103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019034 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000019034 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019034 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000019034 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000019034 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000019034 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019034 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019034 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000019034 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019034 | IndustryHousehold Products
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000205413 | Corning, Inc.FR_219350105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205413 | FuelCell Energy, Inc.FR_35952H700
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000205413 | GE Vernova, Inc.FR_36828A101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205413 | Bloom Energy Corp.FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000205413 | T1 Energy, Inc.FR_35834F104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205413 | Generac Holdings, Inc.FR_368736104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205413 | Arcosa, Inc.FR_039653100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205413 | Sunrun, Inc.FR_86771W105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205413 | TransAlta Corp.FR_89346D107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205413 | Energy Vault Holdings, Inc.FR_29280W109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205413 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000205413 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205413 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205413 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000205413 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205413 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000205413 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205413 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000205413 | IndustryIndependent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000205413 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205414 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000205414 | HEICO Corp.FR_422806109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205414 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205414 | Ducommun, Inc.FR_264147109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000205414 | Iridium Communications, Inc.FR_46269C102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000205414 | Spire Global, Inc.FR_848560306
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000205414 | Teledyne Technologies, Inc.FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205414 | Hexcel Corp.FR_428291108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000205414 | Planet Labs PBCFR_72703X106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000205414 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000205414 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205414 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000205414 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000205414 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000205414 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205414 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000205414 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000205414 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000205414 | IndustryIndustrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195383 | Viasat, Inc.FR_92552V100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195383 | Ducommun, Inc.FR_264147109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195383 | Iridium Communications, Inc.FR_46269C102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195383 | BlackBerry Ltd.FR_09228F103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195383 | Tenable Holdings, Inc.FR_88025T102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195383 | Palo Alto Networks, Inc.FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195383 | Varonis Systems, Inc.FR_922280102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195383 | Qualys, Inc.FR_74758T303
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195383 | Gorilla Technology Group, Inc.FR_G4000K175
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195383 | N-able, Inc.FR_62878D100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195383 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195383 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000195383 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195383 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000195383 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000195383 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000195383 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195383 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195383 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000195383 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195381 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195381 | FuelCell Energy, Inc.FR_35952H700
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195381 | Bloom Energy Corp.FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195381 | Generac Holdings, Inc.FR_368736104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195381 | Badger Meter, Inc.FR_056525108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195381 | Energy Recovery, Inc.FR_29270J100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195381 | Xylem, Inc.FR_98419M100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195381 | Arlo Technologies, Inc.FR_04206A101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195381 | Itron, Inc.FR_465741106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195381 | Select Water Solutions, Inc.FR_81617J301
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195381 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000195381 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195381 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195381 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000195381 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000195381 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195381 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195381 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000195381 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000195381 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000205415 | Twist Bioscience Corp.FR_90184D100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205415 | Ouster, Inc.FR_68989M202
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205415 | 3D Systems Corp.FR_88554D205
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205415 | Himax Technologies, Inc.FR_43289P106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205415 | Ambarella, Inc.FR_G037AX101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205415 | Bruker Corp.FR_116794108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205415 | Elbit Systems Ltd.FR_M3760D101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205415 | AeroVironment, Inc.FR_008073108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205415 | KLA Corp.FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205415 | Stratasys Ltd.FR_M85548101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205415 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000205415 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000205415 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000205415 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000205415 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000205415 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000205415 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205415 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205415 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000205415 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195382 | Ambarella, Inc.FR_G037AX101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195382 | Allegro MicroSystems, Inc.FR_01749D105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195382 | Lucid Group, Inc.FR_549498202
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195382 | Aeva Technologies, Inc.FR_00835Q202
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195382 | Via Transportation, Inc.FR_92556W104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195382 | Rivian Automotive, Inc.FR_76954A103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195382 | Aspen Aerogels, Inc.FR_04523Y105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195382 | indie Semiconductor, Inc.FR_45569U101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195382 | Cummins, Inc.FR_231021106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195382 | Aurora Innovation, Inc.FR_051774107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195382 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000195382 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000195382 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000195382 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000195382 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000195382 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195382 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000195382 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000195382 | IndustryAuto Components
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000195382 | IndustryGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033535 | Texas Pacific Land Corp.FR_88262P102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033535 | PBF Energy, Inc.FR_69318G106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033535 | Delek U.S. Holdings, Inc.FR_24665A103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033535 | Expand Energy Corp.FR_165167735
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033535 | CNX Resources Corp.FR_12653C108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033535 | EQT Corp.FR_26884L109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033535 | Valero Energy Corp.FR_91913Y100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033535 | Antero Resources Corp.FR_03674X106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033535 | HF Sinclair Corp.FR_403949100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033535 | Par Pacific Holdings, Inc.FR_69888T207
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033535 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000033541 | Pinnacle Financial Partners, Inc.FR_72348N109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033541 | Atlantic Union Bankshares Corp.FR_04911A107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033541 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033541 | Citizens Financial Group, Inc.FR_174610105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033541 | Glacier Bancorp, Inc.FR_37637Q105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033541 | Associated Banc-Corp.FR_045487105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033541 | Cullen/Frost Bankers, Inc.FR_229899109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033541 | Fulton Financial Corp.FR_360271100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033541 | First Interstate BancSystem, Inc.FR_32055Y201
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033541 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033541 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000276586 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000276586 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000276586 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000276586 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000276586 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000276586 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000276586 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000276586 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000276586 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000276586 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000276586 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000276586 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000276586 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000276586 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000276586 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000276586 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000276586 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000276586 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000276586 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000276586 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	3.30%